Summary of Significant Accounting Policies - Schedule of Lease Cost (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cost of revenues and operating expenses [Member]
Lessee, Lease, Description [Line Items]
Operating lease cost	¥ 92,926	$ 13,288	¥ 114,311	¥ 119,484
Cost of other leases with terms less than one year	84,895	12,140	91,446	91,815
Cost of Revenues [Member]
Lessee, Lease, Description [Line Items]
Operating lease cost	8,850	1,266	12,175	15,193
Cost of other leases with terms less than one year	81,766	11,692	86,576	82,975
Operating Expenses [Member]
Lessee, Lease, Description [Line Items]
Operating lease cost	84,076	12,022	102,136	104,291
Cost of other leases with terms less than one year	¥ 3,129	$ 448	¥ 4,870	¥ 8,840